Annual Total Returns[BarChart] - PROFUND VP REAL ESTATE - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.75%	17.17%	0.09%	25.02%	0.32%	5.72%	8.05%	(5.70%)	26.76%	(6.29%)